Employee Benefits (Post-Employment) - Disclosure of Changes in the Actuarial Liabilities, Fair Value of Assets and Amounts Recognized in Statement of Financial Position (Detail) - USD ($)
$ in Millions
	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Changes in the present value of obligations
Obligations at the beginning of the year	$ 36,855		$ 36,855
Interest expense			1,757	$ 2,288	$ 1,956
Current service cost			261	281	238
Cumulative Translation Adjustment			5,421	357
Liability asset, Ending balance		$ 35,405	35,405	36,855
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,025		15,025
Cumulative Translation Adjustment			(5,421)	(357)
Fair value of plan assets at the end of the year		12,655	12,655	15,025
Amounts recognized in the Statement of Financial Position
Present value of obligations	36,855	35,405	35,405	36,855		$ 35,405		$ 36,855
Fair value of plan assets	(15,025)	(12,655)	(12,655)	(15,025)		(12,655)		(15,025)
Net actuarial liability as of December 31,						22,750		21,830
Changes in the net actuarial liability
Actuarial liability, Beginning balance	21,830		21,830	22,297
Remeasurement effects recognized in OCI **			3,130	(1,908)
Costs incurred in the period			2,140	2,726
Current service cost			1,862
Contributions paid			(599)	(699)
Payments related to Term of financial commitment (TFC)			(223)	(223)
Others			31	(6)
Cumulative Translation Adjustment			(5,421)	(357)
Balance as of December 31,		22,750	22,750	21,830	22,297
Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	36,855		36,855	37,842
Interest expense			3,119	4,080
Term of financial commitment (TFC)				325
Actuarial				3,755
Current service cost			278	298
Contributions paid by participants			374	68
Benefits paid			(2,667)	(2,408)
Remeasurement: Experience (gains) / losses			(1,480)	(3,207)
Remeasurement: (gains) / losses - demographic assumptions			256	(80)
Remeasurement: (gains) / losses - financial assumptions			4,152	846
Others			34	(6)
Cumulative Translation Adjustment			(5,516)	(578)
Liability asset, Ending balance		35,405	35,405	36,855	37,842
Changes in the fair value of plan assets
Cumulative Translation Adjustment			5,516	578
Amounts recognized in the Statement of Financial Position
Present value of obligations	36,855	35,405	35,405	36,855	37,842	35,405		36,855
Changes in the net actuarial liability
Cumulative Translation Adjustment			5,516	578
Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment			1,678	221
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	15,025		15,025	15,545
Interest income			1,257	1,652
Contributions paid by the sponsor (Company)						599		699
Contributions paid by participants						374		68
Term of financial commitment (TFC) paid by the Company			223	223
Benefits Paid			(2,946)	(2,408)
Remeasurement: Return on plan assets due to lower interest income			(202)	(533)
Others						3
Cumulative Translation Adjustment			(1,678)	(221)
Fair value of plan assets at the end of the year		12,655	12,655	15,025	15,545
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(15,025)	(12,655)	(12,655)	(15,025)	(15,545)	(12,655)		(15,025)
Changes in the net actuarial liability
Cumulative Translation Adjustment			(1,678)	(221)
Petros Pension Plan [member]
Changes in the present value of obligations
Obligations at the beginning of the year	25,081		25,081
Transfer due to split of Petros plan		14,299
Interest expense			240	1,107	902
Current service cost			21	86	75
Cumulative Translation Adjustment			55	173
Liability asset, Ending balance				25,081
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353		14,353
Transfer due to split of Petros plan		(14,299)
Cumulative Translation Adjustment			(55)	(173)
Fair value of plan assets at the end of the year				14,353
Amounts recognized in the Statement of Financial Position
Present value of obligations	25,081		25,081	25,081				25,081
Fair value of plan assets	(14,353)		(14,353)	(14,353)				(14,353)
Net actuarial liability as of December 31,								10,728
Changes in the net actuarial liability
Actuarial liability, Beginning balance	10,728		10,728	10,752
Remeasurement effects recognized in OCI **				(654)
Costs incurred in the period				1,256
Current service cost			23
Net interest on liabilities / (assets)			255
Contributions paid			(93)	(230)
Payments related to Term of financial commitment (TFC)				(223)
Transfer due to spin-off			(10,858)
Cumulative Translation Adjustment			(55)	(173)
Balance as of December 31,				10,728	10,752
Petros Pension Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	25,081	25,157	25,081	25,872
Interest expense	591			2,776
Term of financial commitment (TFC)				325
Actuarial				2,451
Current service cost	23			89
Contributions paid by participants	86			68
Benefits paid	(500)			(1,905)
Remeasurement: Experience (gains) / losses				(2,755)
Remeasurement: (gains) / losses - demographic assumptions				22
Remeasurement: (gains) / losses - financial assumptions				1,293
Cumulative Translation Adjustment	(124)			(379)
Liability asset, Ending balance	25,157			25,081	25,872
Changes in the fair value of plan assets
Cumulative Translation Adjustment	124			379
Amounts recognized in the Statement of Financial Position
Present value of obligations	25,081	25,157	25,081	25,081	25,872		$ 25,157	25,081
Changes in the net actuarial liability
Cumulative Translation Adjustment	124			379
Petros Pension Plan [member] | Plan assets [member]
Changes in the present value of obligations
Transfer due to split of Petros plan		(25,157)
Cumulative Translation Adjustment	69			206
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353	14,299	14,353	15,120
Transfer due to split of Petros plan		25,157
Interest income	336			1,609
Contributions paid by the sponsor (Company)							93	230
Contributions paid by participants							86	68
Term of financial commitment (TFC) paid by the Company				223
Benefits Paid	(500)			(1,905)
Remeasurement: Return on plan assets due to lower interest income				(786)
Cumulative Translation Adjustment	(69)			(206)
Fair value of plan assets at the end of the year	14,299			14,353	15,120
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(14,353)	(14,299)	(14,353)	(14,353)	(15,120)		(14,299)	(14,353)
Changes in the net actuarial liability
Cumulative Translation Adjustment	(69)			(206)
Petros renegotiated pension plan [member]
Changes in the present value of obligations
Transfer due to split of Petros plan		(10,786)
Interest expense			467
Current interest cost		(653)
Current service cost			51
Cumulative Translation Adjustment		1,539	1,818
Liability asset, Ending balance		16,688	16,688
Changes in the fair value of plan assets
Transfer due to split of Petros plan		10,786
Interest income		653
Contributions paid by the sponsor (Company)						229
Contributions paid by participants						219
Term of financial commitment (TFC) paid by the Company		141
Benefits Paid		(881)
Remeasurement: Return on plan assets due to lower interest income		(71)
Cumulative Translation Adjustment		(1,539)	(1,818)
Fair value of plan assets at the end of the year		9,537	9,537
Amounts recognized in the Statement of Financial Position
Present value of obligations		16,688	16,688			16,688
Fair value of plan assets		(9,537)	(9,537)			(9,537)
Net actuarial liability as of December 31,						7,151
Changes in the net actuarial liability
Remeasurement effects recognized in OCI **			(12)
Current service cost			53
Net interest on liabilities / (assets)			1,144
Contributions paid			(229)
Payments related to Term of financial commitment (TFC)			(141)
Transfer due to spin-off			8,155
Cumulative Translation Adjustment		(1,539)	(1,818)
Balance as of December 31,		7,152	7,152
Petros renegotiated pension plan [member] | Plan assets [member]
Changes in the present value of obligations
Transfer due to split of Petros plan		18,940
Current interest cost		1,144
Current service cost		53
Contributions paid by participants		219
Benefits paid		(881)
Remeasurement: Experience (gains) / losses		(1,295)
Remeasurement: (gains) / losses - demographic assumptions		6
Remeasurement: (gains) / losses - financial assumptions		1,206
Cumulative Translation Adjustment		(2,704)
Liability asset, Ending balance		16,688	16,688
Changes in the fair value of plan assets
Transfer due to split of Petros plan		(18,940)
Interest income		(1,144)
Cumulative Translation Adjustment		2,704
Amounts recognized in the Statement of Financial Position
Present value of obligations		16,688	16,688			16,688
Changes in the net actuarial liability
Cumulative Translation Adjustment		2,704
Petros nonrenegotiated pension plan [member]
Changes in the present value of obligations
Transfer due to split of Petros plan		(3,513)
Interest expense			152
Current interest cost		(211)
Current service cost			6
Cumulative Translation Adjustment		488	607
Liability asset, Ending balance		5,373	5,373
Changes in the fair value of plan assets
Transfer due to split of Petros plan		3,513
Interest income		211
Contributions paid by the sponsor (Company)						74
Contributions paid by participants						69
Term of financial commitment (TFC) paid by the Company		54
Benefits Paid		(788)
Remeasurement: Return on plan assets due to lower interest income		(153)
Cumulative Translation Adjustment		(488)	(607)
Fair value of plan assets at the end of the year		2,492	2,492
Amounts recognized in the Statement of Financial Position
Present value of obligations		5,373	5,373			5,373
Fair value of plan assets		(2,492)	(2,492)			(2,492)
Net actuarial liability as of December 31,						2,881
Changes in the net actuarial liability
Remeasurement effects recognized in OCI **			531
Current service cost			7
Net interest on liabilities / (assets)			374
Contributions paid			(74)
Payments related to Term of financial commitment (TFC)			(54)
Transfer due to spin-off			2,703
Cumulative Translation Adjustment		(488)	(607)
Balance as of December 31,		2,880	2,880
Petros nonrenegotiated pension plan [member] | Plan assets [member]
Changes in the present value of obligations
Transfer due to split of Petros plan		6,217
Current interest cost		374
Current service cost		7
Contributions paid by participants		69
Benefits paid		(788)
Remeasurement: Experience (gains) / losses		(30)
Remeasurement: (gains) / losses - demographic assumptions		71
Remeasurement: (gains) / losses - financial assumptions		336
Cumulative Translation Adjustment		(883)
Liability asset, Ending balance		5,373	5,373
Changes in the fair value of plan assets
Transfer due to split of Petros plan		(6,217)
Interest income		(374)
Cumulative Translation Adjustment		883
Amounts recognized in the Statement of Financial Position
Present value of obligations		5,373	5,373			5,373
Changes in the net actuarial liability
Cumulative Translation Adjustment		883
Petros 2 Pension Plan [member]
Changes in the present value of obligations
Obligations at the beginning of the year	887		887
Interest expense			22	32	10
Current service cost			31	40	21
Cumulative Translation Adjustment			66	4
Liability asset, Ending balance		996	996	887
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	627		627
Cumulative Translation Adjustment			(66)	(4)
Fair value of plan assets at the end of the year		585	585	627
Amounts recognized in the Statement of Financial Position
Present value of obligations	887	996	996	887		996		887
Fair value of plan assets	(627)	(585)	(585)	(627)		(585)		(627)
Net actuarial liability as of December 31,						411		260
Changes in the net actuarial liability
Actuarial liability, Beginning balance	260		260	293
Remeasurement effects recognized in OCI **			138	(105)
Costs incurred in the period			56	76
Current service cost			23
Cumulative Translation Adjustment			(66)	(4)
Balance as of December 31,		411	411	260	293
Petros 2 Pension Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	887		887	678
Interest expense			77	72
Actuarial				72
Current service cost			33	44
Benefits paid			(35)	(34)
Remeasurement: Experience (gains) / losses			8	61
Remeasurement: (gains) / losses - demographic assumptions				(30)
Remeasurement: (gains) / losses - financial assumptions			165	113
Cumulative Translation Adjustment			(139)	(17)
Liability asset, Ending balance		996	996	887	678
Changes in the fair value of plan assets
Cumulative Translation Adjustment			139	17
Amounts recognized in the Statement of Financial Position
Present value of obligations	887	996	996	887	678	996		887
Changes in the net actuarial liability
Cumulative Translation Adjustment			139	17
Petros 2 Pension Plan [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment			93	13
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	627		627	385
Interest income			54	40
Benefits Paid			(38)	(34)
Remeasurement: Return on plan assets due to lower interest income			35	249
Cumulative Translation Adjustment			(93)	(13)
Fair value of plan assets at the end of the year		585	585	627	385
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(627)	(585)	(585)	(627)	(385)	(585)		(627)
Changes in the net actuarial liability
Cumulative Translation Adjustment			(93)	(13)
AMS Medical Plan [member]
Changes in the present value of obligations
Obligations at the beginning of the year	10,802		10,802
Interest expense			871	1,142	1,040
Current service cost			147	151	124
Cumulative Translation Adjustment			2,727	178
Liability asset, Ending balance		12,236	12,236	10,802
Changes in the fair value of plan assets
Cumulative Translation Adjustment			(2,727)	(178)
Amounts recognized in the Statement of Financial Position
Present value of obligations	10,802	12,236	12,236	10,802		12,236		10,802
Net actuarial liability as of December 31,						12,236		10,802
Changes in the net actuarial liability
Actuarial liability, Beginning balance	10,802		10,802	11,214
Remeasurement effects recognized in OCI **			2,473	(1,150)
Costs incurred in the period			1,082	1,383
Current service cost			927
Contributions paid			(321)	(467)
Cumulative Translation Adjustment			(2,727)	(178)
Balance as of December 31,		12,236	12,236	10,802	11,214
AMS Medical Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	10,802		10,802	11,214
Interest expense			927	1,222
Actuarial				1,222
Current service cost			155	161
Benefits paid			(456)	(466)
Remeasurement: Experience (gains) / losses			(115)	(520)
Remeasurement: (gains) / losses - demographic assumptions			176	(63)
Remeasurement: (gains) / losses - financial assumptions			2,412	(567)
Cumulative Translation Adjustment			(1,665)	(179)
Liability asset, Ending balance		12,236	12,236	10,802	11,214
Changes in the fair value of plan assets
Cumulative Translation Adjustment			1,665	179
Amounts recognized in the Statement of Financial Position
Present value of obligations	10,802	12,236	12,236	10,802	11,214	12,236		10,802
Changes in the net actuarial liability
Cumulative Translation Adjustment			1,665	179
AMS Medical Plan [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment			(183)	1
Changes in the fair value of plan assets
Contributions paid by the sponsor (Company)						321		467
Benefits Paid			(504)	(466)
Cumulative Translation Adjustment			183	(1)
Changes in the net actuarial liability
Cumulative Translation Adjustment			183	(1)
Other plans [member]
Changes in the present value of obligations
Obligations at the beginning of the year	85		85
Interest expense			5	7	4
Current service cost			5	4	18
Cumulative Translation Adjustment			17	2
Liability asset, Ending balance		112	112	85
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	45		45
Cumulative Translation Adjustment			(17)	(2)
Fair value of plan assets at the end of the year		41	41	45
Amounts recognized in the Statement of Financial Position
Present value of obligations	85	112	112	85		112		85
Fair value of plan assets	(45)	(41)	(41)	(45)		(41)		(45)
Net actuarial liability as of December 31,						71		40
Changes in the net actuarial liability
Actuarial liability, Beginning balance	40		40	38
Remeasurement effects recognized in OCI **			2	1
Costs incurred in the period			11	11
Current service cost			4
Contributions paid				(2)
Others			31	(6)
Cumulative Translation Adjustment			(17)	(2)
Balance as of December 31,		71	71	40	38
Other plans [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	85		85	78
Interest expense			4	10
Actuarial				10
Current service cost			7	4
Benefits paid			(3)	(3)
Remeasurement: Experience (gains) / losses				7
Remeasurement: (gains) / losses - demographic assumptions				(9)
Remeasurement: (gains) / losses - financial assumptions			(2)	7
Others			34	(6)
Cumulative Translation Adjustment			(13)	(3)
Liability asset, Ending balance		112	112	85	78
Changes in the fair value of plan assets
Cumulative Translation Adjustment			13	3
Amounts recognized in the Statement of Financial Position
Present value of obligations	85	112	112	85	78	112		85
Changes in the net actuarial liability
Cumulative Translation Adjustment			13	3
Other plans [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment				1
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	45		45	40
Interest income				3
Contributions paid by the sponsor (Company)								2
Benefits Paid			(3)	(3)
Remeasurement: Return on plan assets due to lower interest income			(4)	4
Others						3
Cumulative Translation Adjustment				(1)
Fair value of plan assets at the end of the year		41	41	45	40
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(45)	(41)	(41)	(45)	$ (40)	(41)		(45)
Changes in the net actuarial liability
Cumulative Translation Adjustment				(1)
Petros pension plan- renegotiated and non renegotiated [member]
Changes in the present value of obligations
Cumulative Translation Adjustment			2,611
Liability asset, Ending balance		22,061	22,061
Changes in the fair value of plan assets
Cumulative Translation Adjustment			(2,611)
Fair value of plan assets at the end of the year		12,029	12,029
Amounts recognized in the Statement of Financial Position
Present value of obligations		22,061	22,061			22,061
Fair value of plan assets		(12,029)	(12,029)			(12,029)
Net actuarial liability as of December 31,						10,032
Changes in the net actuarial liability
Actuarial liability, Beginning balance	10,728		10,728
Remeasurement effects recognized in OCI **			517
Costs incurred in the period			991
Current service cost			908
Contributions paid			(278)
Payments related to Term of financial commitment (TFC)			(223)
Cumulative Translation Adjustment			(2,611)
Balance as of December 31,		10,032	10,032	10,728
Petros pension plan- renegotiated and non renegotiated [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	25,081		25,081
Interest expense			2,111
Current service cost			83
Contributions paid by participants			374
Benefits paid			(2,173)
Remeasurement: Experience (gains) / losses			(1,373)
Remeasurement: (gains) / losses - demographic assumptions			80
Remeasurement: (gains) / losses - financial assumptions			1,577
Cumulative Translation Adjustment			(3,699)
Liability asset, Ending balance		22,061	22,061	25,081
Changes in the fair value of plan assets
Cumulative Translation Adjustment			3,699
Amounts recognized in the Statement of Financial Position
Present value of obligations	25,081	22,061	22,061	25,081		22,061		25,081
Changes in the net actuarial liability
Cumulative Translation Adjustment			3,699
Petros pension plan- renegotiated and non renegotiated [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment			1,768
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353		14,353
Interest income			1,203
Contributions paid by the sponsor (Company)						278
Contributions paid by participants						374
Term of financial commitment (TFC) paid by the Company			223
Benefits Paid			(2,401)
Remeasurement: Return on plan assets due to lower interest income			(233)
Cumulative Translation Adjustment			(1,768)
Fair value of plan assets at the end of the year		12,029	12,029	14,353
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(14,353)	(12,029)	(12,029)	(14,353)		(12,029)		(14,353)
Changes in the net actuarial liability
Cumulative Translation Adjustment			(1,768)
Wholly or partly funded defined benefit plans [member]
Changes in the present value of obligations
Current interest cost		(864)
Cumulative Translation Adjustment		2,027	2,480
Liability asset, Ending balance		22,061	22,061
Changes in the fair value of plan assets
Interest income		864
Contributions paid by the sponsor (Company)						303
Contributions paid by participants						288
Term of financial commitment (TFC) paid by the Company		195
Benefits Paid		(1,669)
Remeasurement: Return on plan assets due to lower interest income		(224)
Cumulative Translation Adjustment		(2,027)	(2,480)
Fair value of plan assets at the end of the year		12,029	12,029
Amounts recognized in the Statement of Financial Position
Present value of obligations		22,061	22,061			22,061
Fair value of plan assets		(12,029)	(12,029)			(12,029)
Net actuarial liability as of December 31,						10,032
Changes in the net actuarial liability
Actuarial liability, Beginning balance	10,728		10,728
Remeasurement effects recognized in OCI **			519
Current service cost			83
Net interest on liabilities / (assets)			1,773
Contributions paid			(396)
Payments related to Term of financial commitment (TFC)			(195)
Cumulative Translation Adjustment		(2,027)	(2,480)
Balance as of December 31,		10,032	10,032	10,728
Wholly or partly funded defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	25,081	25,157	25,081
Interest expense	591
Current service cost	23
Contributions paid by participants	86
Benefits paid	(500)
Cumulative Translation Adjustment	(124)
Liability asset, Ending balance	25,157			25,081
Changes in the fair value of plan assets
Cumulative Translation Adjustment	124
Amounts recognized in the Statement of Financial Position
Present value of obligations	25,081	25,157	25,081	25,081			25,157	25,081
Changes in the net actuarial liability
Cumulative Translation Adjustment	124
Wholly or partly funded defined benefit plans [member] | Plan assets [member]
Changes in the present value of obligations
Current interest cost		1,518
Current service cost		60
Contributions paid by participants		288
Benefits paid		(1,669)
Remeasurement: Experience (gains) / losses		(1,325)
Remeasurement: (gains) / losses - demographic assumptions		77
Remeasurement: (gains) / losses - financial assumptions		1,542
Cumulative Translation Adjustment	69	(3,587)
Liability asset, Ending balance		22,061	22,061
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353	14,299	14,353
Interest income	336
Interest income		(1,518)
Contributions paid by the sponsor (Company)							93
Contributions paid by participants							86
Benefits Paid	(500)
Cumulative Translation Adjustment	(69)	3,587
Fair value of plan assets at the end of the year	14,299			14,353
Amounts recognized in the Statement of Financial Position
Present value of obligations		22,061	22,061			$ 22,061
Fair value of plan assets	(14,353)	(14,299)	$ (14,353)	$ (14,353)			$ (14,299)	$ (14,353)
Changes in the net actuarial liability
Cumulative Translation Adjustment	$ (69)	$ 3,587